Financial assets and liabilities - Loans and financing (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loans and financing	$ 13,937	$ 12,712
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Loans and financing	12,261	11,034
Gross carrying amount [member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	4,512	4,266
Gross carrying amount [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	9	9
Gross carrying amount [member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	276	278
Gross carrying amount [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Loans and financing		2
Gross carrying amount [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	80	89
Gross carrying amount [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	7,157	6,157
Gross carrying amount [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	227	233
At fair value [member]
IfrsStatementLineItems [Line Items]
Loans and financing	11,335	11,249
At fair value [member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	3,587	4,391
At fair value [member] | E U R [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	5	9
At fair value [member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	276	278
At fair value [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Loans and financing		2
At fair value [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	69	91
At fair value [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	7,175	6,253
At fair value [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 223	$ 225